SUPPLEMENT

DATED DECEMBER 30, 2004

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2004, AS AMENDED JULY 27, 2004

SUN LIFE FINANCIAL MASTERS FLEX NY

COLUMBIA ALL-STAR NY

The above Statement of Additional Information ("SAI") is hereby amended to add the following funds to the tables under the heading "CALCULATION OF PERFORMANCE INFORMATION."

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Under "Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	5/2/2000	(9.44%)	-	-	(2.02%)

*     *     *     *     *

Under "Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(2.27%)	0.26%	-	0.28%

*     *     *     *     *

Under "Standardized Non-Standardized Average Annual Total Return," the following fund is added to the table:

SUN LIFE FINANCIAL MASTERS FLEX NY

STANDARDIZED NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PERIOD ENDING DECEMBER 31, 2003

Fund name	Inception Date	1 Year	5 Year	10 Year	Life of Fund
Sun Cap Money Market Fund - S Class	12/7/1998	(9.44%)	0.10%	-	0.12%